UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.4%
Alabama 0.9%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	41,404,300
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,038,000

		45,442,300
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,703,460
Arizona 1.5%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	13,428,960
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,707,872
5.0%, 12/1/2037	8,405,000	8,981,331
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,788,125
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,170,702
Series A, 5.25%, 7/1/2033	20,885,000	23,899,750

		80,976,740
Arkansas 0.2%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	8,335,000	9,158,498
California 16.0%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	585,000	689,107
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	320,000	393,174
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	15,004,210
Series F-1, 5.625%, 4/1/2044	11,500,000	13,287,215
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,928,225
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,554,274
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,714,800
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,830,500
Series A, 6.0%, 7/1/2039	7,500,000	8,857,575
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,592,714
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	20,385,490
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	39,614,750
5.0%, 9/1/2032	10,000,000	10,825,100
5.0%, 2/1/2033	8,000,000	9,020,400
5.25%, 4/1/2035	15,340,000	17,515,979
6.0%, 4/1/2038	22,915,000	27,030,992
6.25%, 11/1/2034	20,655,000	25,489,303
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	28,876,000
5.0%, 12/1/2031, INS: NATL	1,045,000	1,092,077
5.125%, 11/1/2024	5,000,000	5,226,800
5.25%, 9/1/2026	18,765,000	22,304,830
5.25%, 9/1/2030	5,000,000	5,798,200
5.25%, 10/1/2032	25,000,000	28,788,000
6.0%, 11/1/2039	50,000,000	59,659,500
6.5%, 4/1/2033	58,440,000	72,929,029
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc., Recovery Zone Bonds, Series A, 0.19% **, 11/1/2035, GTY: Chevron Corp.	4,400,000	4,400,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	12,143,400
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,663,425
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,409,900
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,645,780
Series A, 5.5%, 6/1/2022	1,400,000	1,494,878
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,604,675
Series C, Prerefunded, 5.5%, 6/1/2020	5,000,000	5,326,850
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,295,200
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation Hospitals, Series A, 5.0%, 4/1/2042	5,295,000	5,785,635
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,898,188
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,896,800
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,818,500
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	20,542,233
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	13,967,880
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,638,050
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,095,750
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: FGIC, NATL	4,235,000	4,130,353
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,108,500
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	18,108,320
Series B, 5.25%, 7/1/2039	12,000,000	13,581,240
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,000,000	968,880
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,960,625
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,296,855
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2034	7,000,000	7,741,440
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,983,700
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,024,943
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: FGIC, NATL	1,000,000	985,740
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: FGIC, NATL	8,565,000	9,640,850
Series F, 5.0%, 5/1/2035	27,500,000	30,514,825
Series E, 6.0%, 5/1/2039	35,000,000	41,404,650
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,881,643
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	2,680,000	2,725,828
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2013, INS: NATL	35,295,000	34,896,872
Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	14,237,852
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,000,000	1,902,760
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,884,700

		846,015,964
Colorado 3.4%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,480,950
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,373,640
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	15,472,800
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	37,053,900
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,848,297
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	6,094,176
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	15,877,259
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	6,879,120
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	16,826,510
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	28,125,805
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	5,078,360
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,727,530
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,704,025
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,550,450

		182,092,822
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,857,960
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,529,000
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,441,980

		55,828,940
District of Columbia 0.8%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	32,016,343
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,546,550
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,442,450

		44,005,343
Florida 4.9%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,284,860
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,852,700
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,505,588
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,742,340
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,245,520
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	85,793
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,935,832
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,120,100
Series A, 5.0%, 10/1/2040	1,000,000	1,109,620
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,303,358
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,455,600
Series A, 5.5%, 10/1/2041	30,000,000	34,229,100
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,174,200
Series A-1, 5.375%, 10/1/2035	1,000,000	1,144,230
Series A-1, 5.375%, 10/1/2041	19,290,000	21,955,106
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,463,197
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014, INS: NATL	2,195,000	2,007,064
Series A, Zero Coupon, 10/1/2022, INS: NATL	7,000,000	4,101,720
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,638,730
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,086,054
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	11,024,200
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,226,181
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	81,824
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,211,425
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	611,035
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,554,900
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,308,015
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,121,235
Series A, 5.0%, 7/1/2040	11,895,000	13,163,483
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	3,959,895
5.75%, 10/1/2014, INS: NATL	755,000	824,596
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: FGIC, NATL	110,000	127,331
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,841,046
5.25%, 9/1/2035, INS: AGC	3,000,000	3,337,650
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,907,125
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,187,930
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,306,051
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014, INS: AMBAC	3,165,000	3,074,956

		261,309,590
Georgia 5.0%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,733,771
Series B, 5.0%, 1/1/2037	720,000	811,742
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,575,900
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: FGIC, NATL	13,000,000	16,355,560
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,709,600
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	11,037,700
Series B, 5.5%, 1/1/2033	4,000,000	4,370,680
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,564,574
Series A, 5.25%, 10/1/2033	3,635,000	4,254,186
Series A, 5.25%, 10/1/2036	11,115,000	12,799,145
Series A, 5.25%, 10/1/2041	13,000,000	14,892,800
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	9,084,348
Series A, 5.5%, 2/15/2045	20,000,000	22,305,800
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	19,841,488
Series B, 5.0%, 3/15/2019	5,000,000	5,411,100
Series A, 5.0%, 3/15/2020	2,700,000	3,070,035
Series B, 5.0%, 3/15/2020	5,000,000	5,413,550
Series A, 5.0%, 3/15/2022	17,340,000	19,760,837
Series A, 5.5%, 9/15/2023	5,000,000	5,540,950
Series A, 5.5%, 9/15/2024	4,635,000	5,147,724
Series A, 5.5%, 9/15/2027	5,000,000	5,542,800
Series A, 5.5%, 9/15/2028	5,000,000	5,509,950
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	21,766,239
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	1,045,000	1,063,287
Series Y, ETM, 6.4%, 1/1/2013, INS: AMBAC	75,000	76,558
Series W, 6.6%, 1/1/2018, INS: NATL	11,035,000	12,307,446
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	190,000	226,121

		263,173,891
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,494,616
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	7,033,500
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	12,160,573

		37,688,689
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,935,385
Illinois 10.4%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	13,650,000	16,095,807
Series B, 6.0%, 1/1/2041	25,000,000	29,952,000
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: FGIC, NATL	20,000,000	18,210,400
Chicago, IL, General Obligation:
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,470,000	1,575,017
Series B, Prerefunded, 5.125%, 1/1/2015, INS: AMBAC	490,000	521,605
Series A, 5.25%, 1/1/2035	10,125,000	11,399,535
Series A, 5.375%, 1/1/2013, INS: NATL	2,135,000	2,171,530
Series A, ETM, 5.375%, 1/1/2013, INS: NATL	3,470,000	3,530,100
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,637,114
Series C, 6.5%, 1/1/2041	26,700,000	33,109,869
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	2,155,000	2,227,387
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,778,306
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	54,633,006
Series A, 6.25%, 1/1/2015, INS: NATL	22,180,000	23,463,557
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012, INS: FGIC, NATL	6,350,000	6,345,365
Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,390,508
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	11,850,000
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: FGIC, NATL	18,560,000	20,862,739
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,545,621
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	6,059,075
Series A, 5.5%, 4/1/2044	5,500,000	6,112,590
Series D, 6.5%, 11/1/2038	4,085,000	4,810,006
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	16,000,000	17,216,800
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,269,344
5.5%, 4/1/2039	4,800,000	5,226,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	25,097,953
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,195,456
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,000,000
6.25%, 8/15/2013, INS: NATL	655,000	673,641
Series A, 6.25%, 1/1/2015, INS: AMBAC	7,355,000	7,780,634
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Capital Appreciation:
Zero Coupon, 6/15/2013, INS: NATL	4,045,000	4,013,409
ETM, Zero Coupon, 6/15/2013, INS: NATL	3,520,000	3,508,032
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: FGIC, NATL	7,035,000	6,522,852
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,847,408
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,959,340
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,816,075
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,290,000
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	17,605,254
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,331,273
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,155,860
Series A, 6.7%, 11/1/2021, INS: FGIC, NATL	25,800,000	31,051,590
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2020, INS: AMBAC	6,975,000	7,972,983
Series P, 6.5%, 6/15/2013	405,000	421,771
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	5,605,789
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	2,435,000	2,768,449
Series A, 5.0%, 11/15/2037	3,440,000	3,832,882
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 0.18% **, 8/1/2044, LOC: Wells Fargo Bank NA	5,600,000	5,600,000
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012, INS: NATL	645,000	645,000
Joliet, IL, Regional Port District Marine Terminal Revenue, Exxon Mobil Corp., 0.19% **, 10/1/2024	2,540,000	2,540,000
Kane Cook & Du Page Counties, IL, School District General Obligation, Series B, Zero Coupon, 1/1/2013, INS: AGMC	1,095,000	1,092,219
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,386,636
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	5,880,000	5,759,930
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	5,985,000	5,722,917
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	3,640,000	4,120,516
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2012, INS: FGIC, NATL	2,480,000	2,477,917
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	12,030,000	11,944,707
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	10,255,000	10,079,229
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,806,400

		548,619,403
Indiana 1.1%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	11,052,150
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	6,185,521
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,099,832
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,600,152
ETM, 6.0%, 7/1/2013, INS: NATL	1,620,000	1,693,347
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,884,095
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	2,092,942
6.0%, 7/1/2016, INS: NATL	465,000	524,757
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,778,141
6.0%, 7/1/2017, INS: NATL	490,000	561,471
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,956,053
6.0%, 7/1/2018, INS: NATL	520,000	605,155
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,129,786
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,273,360
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	1,960,000	2,151,708
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	11,443,000

		60,031,470
Kansas 0.6%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,240,730
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,955,980
Series A, 5.0%, 11/15/2034	8,465,000	9,594,993
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,895,617

		29,687,320
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012, INS: NATL	9,110,000	9,146,440
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,771,234
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	2,900,425
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,613,538
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,828,776
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,682,718
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,867,150
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,556,459
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,323,072
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	13,111,120
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,971,285
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,602,400
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	23,296,463

		92,671,080
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	11,214,300
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,499,350
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,730,920

		29,444,570
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,588,752
Maryland 0.4%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2036	2,770,000	3,221,510
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	902,630
Series A, 5.0%, 12/1/2031	20,000,000	13,714,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	4,117,944

		21,956,884
Massachusetts 4.6%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	10,875,300
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	3,800,000	4,081,010
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,310,000	4,061,054
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	235,000	257,602
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031, GTY: Harvard Pilgrim HealthCare, Inc.	17,000,000	17,778,770
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023, GTY: Harvard Pilgrim HealthCare, Inc.	3,000,000	3,137,010
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,351,715
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,211,315
Series B, 5.0%, 5/1/2043	4,125,000	4,758,394
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,173,344
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,642
Series A-2, 5.5%, 11/15/2046	63,235	40,481
Series A-1, 6.25%, 11/15/2031	1,182,967	955,743
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,409,699
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.16% **, 10/1/2030, LOC: RBS Citizens NA	2,900,000	2,900,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,041,080
Series A, 5.625%, 1/1/2016, INS: NATL	2,750,000	2,778,435
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	12,094,380
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,924,061
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	3,001,800
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	3,001,800
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,002,070
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,464,560
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,315,430
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,395,844
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	8,957,500
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC (a)	14,315,000	18,410,092
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	13,710,000	16,539,744

		244,919,875
Michigan 2.7%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,069,580
Detroit, MI, Sewer Disposal Revenue, Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	12,595,400
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016, INS: NATL	2,760,000	2,685,508
Series A-1, 5.375%, 4/1/2018, INS: NATL	3,000,000	2,881,110
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: FGIC, NATL	8,710,000	8,106,571
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	12,663,275
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,899,359
Series I, 6.0%, 10/15/2038	9,000,000	10,409,580
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,495,775
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,645,720
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	12,072,400
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	27,000,000	30,236,760
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	9,277,560
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	290,000	292,981
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037 (b)	9,255,000	10,095,539
Series A, 5.0%, 12/1/2042 (b)	6,700,000	7,279,014

		143,706,132
Minnesota 0.6%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,695,092
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2031	9,000,000	10,174,320
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,970,361
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,485,557

		30,325,330
Mississippi 0.9%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	16,125,179
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series G, 144A, 0.16% **, 12/1/2030, GTY: Chevron Corp.	3,200,000	3,200,000
Series G, 0.16% **, 11/1/2035, GTY: Chevron Corp.	5,000,000	5,000,000
Series H, 0.17% **, 11/1/2035, GTY: Chevron Corp.	2,000,000	2,000,000
Series K, 0.17% **, 11/1/2035, GTY: Chevron Corp.	7,750,000	7,750,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,282,350
Series A, 6.5%, 9/1/2032	7,420,000	8,407,231

		47,764,760
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,408,968
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,371,675
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	5,661,622
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,638,964

		20,081,229
Montana 0.1%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.21% **, 1/1/2018, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,148,620
Series A, 5.5%, 2/1/2035	1,000,000	1,139,920
Series A, 5.5%, 2/1/2039	1,000,000	1,132,380

		3,420,920
Nevada 0.3%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,512,750
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	9,110,000	10,338,848
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2040 *	15,000,000	150

		15,851,748
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,932,200
New Jersey 3.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
Prerefunded, 5.5%, 6/15/2031	3,000,000	3,278,610
Prerefunded, 5.75%, 6/15/2034	2,455,000	2,693,945
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,617,595
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,436,642
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,839,750
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,000,560
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,171,695
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,354,880
New Jersey, State Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems:
Series A, Zero Coupon, 12/15/2026	54,000,000	30,727,620
Series A, Zero Coupon, 12/15/2028	30,000,000	15,402,300
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	18,418,829
Series B, 5.5%, 6/15/2031	13,200,000	15,715,392
Series A, 6.0%, 6/15/2035	6,000,000	7,410,000
Series A, 6.0%, 12/15/2038	11,075,000	13,003,933
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,755,766
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,959,538
Series E, 5.25%, 1/1/2040	5,250,000	5,908,770
Series C-2005, 6.5%, 1/1/2016, INS: AMBAC	1,210,000	1,453,924
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	511,147

		167,660,896
New York 4.9%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,887,640
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	2,415,000	2,550,143
New York, Metropolitan Transportation Authority Revenue, Series E, 5.0%, 11/15/2042	10,140,000	11,356,800
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,794,270
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,409,580
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,377,600
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	5,777,700
Series A, 5.0%, 3/15/2038 (a)	8,750,000	9,973,075
Series C, 5.0%, 3/15/2041	10,000,000	11,347,500
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	4,985,226
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	13,057,506
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	40,000,000	45,901,200
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	9,370,000	10,588,006
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,212,378
Series A, 5.0%, 4/1/2032	4,000,000	4,707,480
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021, INS: NATL	6,000,000	6,052,980
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-3, 0.2% **, 1/1/2033, LOC: U.S. Bank NA	1,300,000	1,300,000
Series A-1, 0.2% **, 11/1/2035, LOC: CA Public Employees Retirement System	7,600,000	7,600,000
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	2,430,000	2,443,438
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,574,475
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution:
Series AA-1, 0.18% **, 6/15/2032	3,950,000	3,950,000
Series BB-3, 0.19% **, 6/15/2034, SPA: BNP Paribas	4,220,000	4,220,000
Series B-2, 0.21% **, 6/15/2045, SPA: California Public Employees Retirement System	6,000,000	6,000,000
Series DD-3A, 0.2% **, 6/15/2043, SPA: U.S. Bank NA	4,500,000	4,500,000
Series DD-3B, 0.21% **, 6/15/2043, SPA: California State Teacher's Retirement System	600,000	600,000
Series EE, 5.375%, 6/15/2043	11,250,000	13,201,875
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.18% **, 11/1/2029, SPA: TD Bank NA	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.0%, 11/1/2038	10,000,000	11,475,500
New York, NY, General Obligation:
Series D-1, 5.0%, 10/1/2033	25,000,000	29,003,000
Series D-1, 5.0%, 10/1/2034	5,000,000	5,761,900
Series I-1, 5.375%, 4/1/2036	7,000,000	8,101,730
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,214,040

		258,925,042
North Carolina 1.4%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,746,900
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,398,490
North Carolina, Electric Revenue, 5.25%, 1/1/2020, INS: NATL	4,000,000	4,062,160
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,753,587
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	24,295,789
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,951,880
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	6,044,539

		71,253,345
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,310,812
Ohio 1.8%
Akron, OH, Project Revenue, Economic Development, ETM, 6.0%, 12/1/2012, INS: NATL	350,000	354,886
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,102,949
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: FGIC, NATL	1,500,000	1,650,975
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012, INS: AMBAC	420,000	418,807
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,109,680
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	885,000	886,310
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	579,350
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	15,000	15,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: FGIC, NATL	320,000	369,802
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	855,000	856,907
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	270,000	281,694
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,341,879
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012, INS: FGIC, NATL	1,655,000	1,653,693
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012, INS: NATL	1,005,000	1,003,472
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	8,440,000	9,570,285
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	549,702
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012, INS: FGIC, NATL	255,000	254,503
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	120,000	121,560
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,494,240
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,698,106
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,109,420
Series B, 6.5%, 10/1/2020	2,250,000	2,763,382
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	563,497
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,228,025
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,485,800
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,259,608
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025, INS: NATL	1,000,000	1,002,450
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	200,000	226,544
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	920,421

		94,872,947
Oklahoma 0.7%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,934,706
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	23,125,000	26,911,025

		36,845,731
Oregon 0.1%
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.2% **, 6/15/2027, LOC: Bank of America NA	4,000,000	4,000,000
Pennsylvania 2.9%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A, AMT, 5.75%, 1/1/2013, INS: NATL	9,400,000	9,523,328
Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	10,990,350
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,308,748
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	540,000	560,007
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: FGIC, NATL	3,700,000	3,397,155
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	220,000	226,461
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,251,655
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,834,414
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	36,572,480
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	37,717,200
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,696,450
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	1,130,000	1,187,788
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,690,013
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,381,960
Series A, 5.25%, 1/1/2036	2,500,000	2,783,250
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	555,000	572,954
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	40,000	42,653
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,665,437

		154,402,303
Puerto Rico 2.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	14,613,144
Series A, 6.5%, 8/1/2044	35,000,000	41,791,050
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	56,958,000
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	11,975,000	10,291,914

		123,654,108
Rhode Island 0.9%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039 (a)	13,000,000	14,565,330
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,718,900
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	13,870,000	14,551,017
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,827,500

		48,662,747
South Carolina 0.9%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,181,075
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	2,130,299
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	7,310,768
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	513,205
6.75%, 1/1/2019, INS: FGIC, NATL	2,065,000	2,670,603
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,932,310
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,485,789
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,254,800
Series A, 5.375%, 1/1/2028	2,500,000	3,026,800

		48,505,649
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,370,170
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,378,720
5.625%, 4/1/2038	4,550,000	5,126,030
5.75%, 4/1/2041	8,675,000	9,842,655
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2014, INS: NATL	2,000,000	2,129,220
6.25%, 1/1/2013, INS: NATL	4,000,000	4,072,320
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,861,796
ETM, Zero Coupon, 8/1/2014	45,000	44,563
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,444,700
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,748,440
Series A, 5.25%, 9/1/2021	2,000,000	2,197,880

		49,846,324
Texas 9.6%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	2,583,000	2,148,178
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	21,335,000	10,484,232
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012, INS: AMBAC	13,520,000	13,508,643
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,834,724
Series A, Zero Coupon, 2/15/2014	6,000,000	5,959,140
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	5,114,740
Dallas-Fort Worth, TX, International Airport Revenue, Series D, AMT, 5.0%, 11/1/2038	19,355,000	20,896,432
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,693,816
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	6,255,950
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	21,420,333
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: FGIC, NATL	21,030,000	23,082,107
Series B, 5.0%, 7/1/2032	3,510,000	4,021,723
Series A, 5.5%, 7/1/2039	10,000,000	11,234,400
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,883,666
Houston, TX, Utility Systems Revenue, First Lien, Series D, 5.0%, 11/15/2036	7,000,000	8,097,180
Houston, TX, Water & Sewer Revenue, Series C, Zero Coupon, 12/1/2012, INS: AMBAC	4,350,000	4,346,477
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	21,717,400
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,265,245
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,507,190
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	18,110,070
First Tier, 6.0%, 1/1/2043	30,000,000	35,130,600
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,298,320
Series A, 6.0%, 9/1/2041	6,675,000	8,336,808
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.625%, 8/15/2035	10,000,000	11,393,600
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,281,850
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,842,386
Series D, 5.0%, 11/1/2035	24,425,000	27,347,451
Series A, 5.25%, 11/1/2038	20,000,000	22,610,600
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	20,972,200
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,450,701
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	114,094
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	17,439,351
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	7,161,936
5.0%, 8/15/2035	6,130,000	7,183,686
5.0%, 8/15/2036	3,350,000	3,911,393
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	22,159,400
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.013% ***, 12/15/2026	19,800,000	14,972,760
Series D, 6.25%, 12/15/2026	20,000,000	23,805,800
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	363,371
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,327,514
5.5%, 8/1/2025	2,750,000	3,113,550
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,746,848
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,199,146

		508,745,011
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	580,000	664,343
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,115

		689,458
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,440,995
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,529,740
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,655,768
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	3,610,000	3,801,005

		23,427,508
Washington 2.8%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,478,488
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: FGIC, NATL	6,725,000	6,148,668
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,354,940
Series A, 5.0%, 8/1/2032	2,500,000	2,929,600
Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,297,480
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: FGIC, NATL	4,535,000	4,327,252
Series B, 5.0%, 2/1/2033	5,000,000	5,809,450
Series 2011A, 5.0%, 8/1/2033	20,000,000	24,201,600
Series A, 5.0%, 8/1/2035	12,190,000	14,058,971
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,559,692
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 144A, 6.125%, 8/15/2037	7,035,000	7,762,349
Washington, State Health Care Facilities Authority, Multicare Health Systems, Series D, 0.2% **, 8/15/2041, LOC: Barclays Bank PLC	12,870,000	12,870,000
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	17,317,963
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	9,117,586
Series C, 5.0%, 6/1/2033	6,000,000	7,030,560
Series C, 5.0%, 6/1/2041	11,000,000	12,549,790

		148,814,389
Wisconsin 1.3%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,678,580
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,510,000	4,357,139
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	6,135,000	7,680,345
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	14,000,000	14,300,160
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,706,870
Wisconsin, State Health & Educational Facilities Authority Revenue, ProHealth Care, Inc., 6.625%, 2/15/2039	7,335,000	8,572,928
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,232,080
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,588,543

		67,116,645
Wyoming 0.1%
Sweetwater County, WY, Pollution Control Revenue, Pacificorp Project, Series B, 0.2% **, 1/1/2014, LOC: Barclays Bank PLC	7,000,000	7,000,000

Total Municipal Bonds and Notes (Cost $4,438,722,149)		4,995,436,380
Municipal Inverse Floating Rate Notes (d) 12.3%
California 2.5%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	12,186,762
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.568%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	6,290,506
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,495,895
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,746,579
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.63%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	17,867,249
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.81%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	34,175,700
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.31%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	36,534,900
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.28%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	17,151,451
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.517%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		132,449,042
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	27,602,300
Trust: District of Columbia, Series 3369, 144A, 19.81%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.4%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	34,913,438
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.241%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	4,170,744
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	4,365,900
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,597,298
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,814,756
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	18,366,888
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.241%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		71,229,024
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,494,513
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,815,084
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	4,233,847
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.288%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,543,444
Massachusetts 1.7%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	24,260,800
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 9.96%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	9,075,436
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,479,400
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	3,189,450
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.791%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	23,338,600
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 42.89%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	23,338,600
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 42.89%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		86,682,286
Nevada 1.4%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	7,092,560
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	7,447,189
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	7,228,087
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.513%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	18,826,257
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	19,670,572
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	12,703,992
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.241%, 6/15/2015, Leverage Factor at purchase date: 2 to 1

		72,968,657
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	32,045,032
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.951%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	22,683,482
Trust: New York, NY, Series 2008-1131, 144A, 9.202%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		54,728,514
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038, INS: AGMC (e)	20,000,000	23,181,800
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.78%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	10,219,576
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	10,219,576
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.86%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	6,699,355
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	11,424,764
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.379%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		38,563,271
Tennessee 1.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	24,371,984
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.87%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	24,538,387
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.878%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	25,537,019
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.865%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		74,447,390
Texas 1.1%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	11,522,800
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.29%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	6,367,570
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.42%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,437,384
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	8,507,525
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	7,493,496
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	8,020,562
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.242%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	11,819,400
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.6%, 7/15/2015, Leverage Factor at purchase date: 4 to 1

		57,168,737

Total Municipal Inverse Floating Rate Notes (Cost $575,689,579)		650,564,465

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,014,411,728) †	106.7	5,646,000,845
Other Assets and Liabilities, Net	(6.7)	(354,427,054)

Net Assets	100.0	5,291,573,791

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	21,335,000	21,336,717	10,484,232
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier *	7.37%5	1/1/2040	15,000,000	14,346,024	150
				35,682,741	10,484,382

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2012.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2012.

†
The cost for federal income tax purposes was $5,006,219,265.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $639,781,580.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $675,480,193 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,698,613.

(a) At August 31, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) When-issued security.
(c) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

At August 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/22/2013 4/22/2031	21,300,000	1	Fixed — 2.816%	Floating — LIBOR	(1,466,793)	—	(1,466,793)
7/31/2013 7/31/2032	10,450,000	2	Fixed — 2.303%	Floating — LIBOR	203,693	—	203,693
5/7/2013 5/7/2033	49,500,000	2	Fixed — 2.824%	Floating — LIBOR	(3,290,978)	—	(3,290,978)
5/7/2013 5/7/2033	49,600,000	3	Fixed — 2.817%	Floating — LIBOR	(3,240,978)	—	(3,240,978)
5/13/2013 5/13/2033	31,200,000	2	Fixed — 2.775%	Floating — LIBOR	(1,812,049)	—	(1,812,049)
5/13/2013 5/13/2033	51,900,000	4	Fixed — 2.81%	Floating — LIBOR	(3,310,467)	—	(3,310,467)
5/14/2013 5/14/2033	30,600,000	4	Fixed — 2.67%	Floating — LIBOR	(1,251,124)	—	(1,251,124)
5/7/2013 5/7/2034	11,400,000	3	Fixed — 2.816%	Floating — LIBOR	(731,813)	—	(731,813)
Total net unrealized depreciation							(14,900,509)

Counterparties:
1	Citigroup, Inc.
2	Barclays Bank PLC
3	Merrill Lynch & Co., Inc.
4	JPMorgan Chase Securities, Inc.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(f)	$—	$5,646,000,845	$—	$5,646,000,845
Total	$—	$5,646,000,845	$—	$5,646,000,845
Liabilities
Derivatives(g)	$—	$(14,900,509)	$—	$(14,900,509)
Total	$—	$(14,900,509)	$—	$(14,900,509)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(14,900,509)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012